Summary of Significant Accounting Policies (Details) RM in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 MYR (RM)	Mar. 31, 2024 MYR (RM)
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets		15 years	15 years		15 years	15 years
Consideration amount	$ 10,000		$ 5,000
Unrecognized tax benefits
Income tax provision		0	0	0
Federal depository insurance coverage amount		250,000,000	$ 250,000		RM 250
Cash		$ 11,092,160,000		$ 30,000	RM 142	RM 5,155,493
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance Deposit (in Ringgits) | RM						RM 250,000
Graphjet [Member]
Summary of Significant Accounting Policies [Line Items]
Acquired common stock (in Shares) | shares	10,000
Equity interest	100.00%